Retail | Fidelity Municipal Income 2015 Fund
Supplement to the
Fidelity® Defined Maturity Funds
August 29, 2014
Prospectus

On January 14, 2015, the Board of Trustees approved a plan of liquidation for Fidelity Municipal Income 2015 Fund. The fund is expected to liquidate on or about July 10, 2015. For shareholders in taxable accounts, any realized gains as a result of the liquidation may be subject to taxes.

The following information replaces similar information for Fidelity Municipal Income 2015 Fund found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Shareholder fees (fees paid directly from your investment)	None